Investment income (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Summary of Investment Income

	2024	2023
Interest income from short-term investments	67	82

Interest income from intercompany loans	19	20

Interest income from derivatives	-	(14)

Total	86	88